UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:      Trafelet & Company UK, LLP

Address:   Jackson House
           18 Savile Row
           London, W1S 3PW England

13F File Number: 28-11645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:        Trafelet Services UK Limited, Managing Member
Name:      Remy Trafelet
Title:     Director
Phone:     (212) 201-7800

Signature, Place and Date of Signing:

/s/ Remy Trafelet                New York, New York            August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $364,792
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number         Name

1.    28-10829                     Trafelet & Company Advisors, LLC


                                                     FORM 13F INFORMATION TABLE

                                                     Trafelet & Company UK, LLP
                                                            June 30, 2006


COLUMN 1                           COLUMN  2     COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8
---------------                 --------------   ----------- --------- -------------------  ----------- --------- -----------------
                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS    SOLE  SHARED  NONE
---------------                 --------------   ----------- --------- -------------------  -----------  -----    ------------------

ATWOOD OCEANICS INC             COM              050095108   70154     1414400   SH         SHARED-DEFINED  1      0   1414400   0
CEMEX S A                       SPON ADR 5 ORD   151290889    2303       40424   SH         SHARED-DEFINED  1      0     40424   0
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR    204412209    3125      130000   SH         SHARED-DEFINED  1      0    130000   0
CYMER INC                       COM              232572107    2555       55000   SH         SHARED-DEFINED  1      0     55000   0
DIAMOND OFFSHORE DRILLING INC   COM              25271C102   79734      950000       CALL   SHARED-DEFINED  1      0    950000   0
DOMTAR INC                      COM              257561100    3399      550000   SH         SHARED-DEFINED  1      0    550000   0
EXXON MOBIL CORP                COM              30231G102    1534       25000   SH         SHARED-DEFINED  1      0     25000   0
KLA-TENCOR CORP                 COM              482480100    2494       60000   SH         SHARED-DEFINED  1      0     60000   0
LAN AIRLINES S A                SPONSORED ADR    501723100    2603       80000   SH         SHARED-DEFINED  1      0     80000   0
MULTI-FINELINE ELECTRONIX IN    COM              62541B101    1991       60000   SH         SHARED-DEFINED  1      0     60000   0
NOBLE CORP                      SHS              G65422100   58048      780000       CALL   SHARED-DEFINED  1      0    780000   0
PFIZER INC                      COM              717081103    2816      120000   SH         SHARED-DEFINED  1      0    120000   0
PFIZER INC                      COM              717081103   13941      594000       CALL   SHARED-DEFINED  1      0    594000   0
PRIDE INTL INC DEL              COM              74153Q102   39506     1265000   SH         SHARED-DEFINED  1      0   1265000   0
PRIDE INTL INC DEL              COM              74153Q102   68534     2194500       CALL   SHARED-DEFINED  1      0   2194500   0
PRIDE INTL INC DEL              COM              74153Q102     150      500000       CALL   SHARED-DEFINED  1      0    500000   0
TRUE RELIGION APPAREL INC       COM              89784N104    1212       68500   SH         SHARED-DEFINED  1      0     68500   0
URBAN OUTFITTERS INC            COM              917047102     700       40000   SH         SHARED-DEFINED  1      0     40000   0
WYETH                           COM              983024100    2221       50000   SH         SHARED-DEFINED  1      0     50000   0
WYETH                           COM              983024100    7772      175000       CALL   SHARED-DEFINED  1      0    175000   0


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